Inventories (Tables)	6 Months Ended
Jun. 30, 2016
Inventory Disclosure [Abstract]
Summary of Inventories
	June 30,	December 31,
	2016	2015
	US$ thousands

Raw materials and components	16,671	9,598
Products in process	14,258	9,013
Finished products	7,438	7,710
	38,367	26,321